UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS - 64.9%
ARGENTINA - 0.2%
USD	150	Genneia SA, 8.75%, 01/20/2020(a)(b)	$139,080

AUSTRALIA - 0.3%
USD	200	Australia and New Zealand Banking Group Ltd., 6.75%, 12/29/2049(c)(d)	206,500

BAHRAIN - 0.4%
USD	250	Oil and Gas Holding Co. BSCC, 8.38%, 11/07/2028(a)	266,659

BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 03/03/2019(a)(b)	201,020

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	220,605

BERMUDA - 0.3%
USD	120	Digicel Group One Ltd., Zero Coupon, 12/30/2022	99,000
USD	200	Digicel Group Two Ltd., 8.25%, 09/30/2020(a)(b)	107,000

			206,000

BRAZIL - 3.1%
USD	222	Azul Investments LLP, 5.88%, 10/26/2021(a)(b)	207,848
USD	220	Caixa Economica Federal, (fixed rate to 07/23/2019, variable thereafter), 7.25%, 07/23/2019(a)(b)	222,631
USD	220	CSN Resources SA, 7.63%, 02/13/2021(a)(b)	214,500
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043(a)(b)	472,868
USD	420	OAS Finance Ltd., 8.88%, 03/06/2019(a)(b)(d)(e)(f)	4,200
USD	180	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/2020(a)(b)	174,406
USD	760	Petrobras Global Finance BV, 8.75%, 05/23/2026	890,530

			2,186,983

CANADA - 1.1%
USD	215	Bombardier, Inc., 7.50%, 03/15/2020(a)(b)	207,206
GBP	300	Entertainment One Ltd., 6.88%, 02/11/2019(a)(b)	405,875
USD	140	Teck Resources Ltd., 4.75%, 10/15/2021(b)	141,750

			754,831

CHINA - 3.5%
USD	200	China Aoyuan Group Ltd., 6.35%, 01/11/2020(a)	200,100
USD	200	China Evergrande Group, 8.25%, 03/23/2020(a)(b)	189,928
USD	200	Industrial & Commercial Bank of China Ltd.,, 6.00%, 12/10/2019(a)(b)(d)	202,282
USD	200	New Metro Global Ltd., 4.75%, 02/11/2019(a)	199,546
USD	200	New Metro Global Ltd., 5.00%, 08/08/2020(a)(b)	180,535
USD	210	Shimao Property Holdings Ltd., 8.38%, 03/01/2019(a)(b)	219,684
USD	300	Sinochem International Development Pte Ltd., 3.13%, 07/25/2022(a)	291,295
USD	330	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	326,433
USD	200	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	201,231
USD	200	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(a)(b)	192,289
USD	260	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(a)(b)	249,976

			2,453,299

COLOMBIA - 0.6%
USD	121	Banco GNB Sudameris SA, (fixed rate to 04/03/2022, variable thereafter), 6.50%, 04/03/2022(a)(b)	123,239
USD	275	Bancolombia SA, (fixed rate to 10/18/2022, variable thereafter), 4.88%, 10/18/2022(b)	272,126

			395,365

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
CONGO - 0.3%
USD	210	HTA Group Ltd., 9.13%, 03/08/2019(a)(b)	$216,342

DENMARK - 0.3%
USD	200	DKT Finance ApS, 9.38%, 06/17/2020(a)(b)	210,500

FRANCE - 0.6%
EUR	100	La Financiere Atalian SASU, 4.00%, 05/15/2020(a)(b)	88,540
USD	350	SPCM SA, 4.88%, 09/15/2020(a)(b)	329,000

			417,540

GEORGIA - 0.6%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023(a)	196,884
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	253,820

			450,704

GERMANY - 1.6%
EUR	200	Platin 1426 GmbH, 5.38%, 12/15/2019(a)(b)	212,943
EUR	250	PrestigeBidCo GmbH, 6.25%, 12/15/2019(a)(b)	299,358
EUR	117	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	69,630
EUR	115	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	68,440
EUR	335	Summit Germany Ltd., 2.00%, 01/31/2021(a)(b)	358,430
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021(a)(b)	104,345

			1,113,146

GUATEMALA - 0.3%
USD	200	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 03/04/2019(a)(b)	206,669

HONDURAS - 0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020(a)(b)	223,300

HONG KONG - 0.3%
USD	200	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	186,962

INDIA - 2.6%
INR	50,000	Adani Transmission Ltd., 10.25%, 04/15/2021	728,065
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	710,268
USD	200	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(b)	192,172
USD	216	Vedanta Resources PLC, 6.13%, 08/09/2021(a)(b)	196,467

			1,826,972

INDONESIA - 1.6%
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(a)(b)	182,410
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(a)	374,230
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(a)	383,000
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2020(a)(b)	199,511

			1,139,151

ITALY - 0.5%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	204,520
USD	200	Wind Tre SpA, 5.00%, 11/03/2020(a)(b)	164,500

			369,020

KAZAKHSTAN - 0.3%
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(a)(b)(g)	207,900

KUWAIT - 0.3%
USD	200	Equate Petrochemical BV, 3.00%, 03/03/2022(a)	195,256

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
LUXEMBOURG - 2.5%
USD	425	Altice Financing SA, 7.50%, 05/15/2021(a)(b)	$402,688
EUR	275	Altice Luxembourg SA, 7.25%, 03/04/2019(a)(b)	309,726
EUR	340	ARD Finance SA, 6.63%, 09/15/2019(b)(h)	372,624
EUR	275	DEA Finance SA, 7.50%, 04/15/2019(a)(b)	330,503
EUR	120	INEOS Group Holdings SA, 5.38%, 08/01/2019(a)(b)	139,275
EUR	100	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019(a)(b)(h)	56,888
EUR	152	Matterhorn Telecom Holding SA, 4.88%, 02/11/2019(a)(b)	164,055

			1,775,759

MALAYSIA - 1.3%
MYR	500	Cagamas Bhd, 4.45%, 11/25/2020	123,050
USD	200	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	191,869
MYR	200	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	49,132
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020(a)(b)	189,332
USD	200	RHB Bank Bhd, 2.50%, 10/06/2021(a)	194,120
USD	200	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	185,905

			933,408

MEXICO - 1.8%
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	339,300
USD	280	Petroleos Mexicanos, 6.63%, 06/15/2035	253,400
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	115,375
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026	157,656
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021(a)(b)	200,025
USD	224	Unifin Financiera SAB de CV SOFOM ENR, (fixed rate to 01/29/2025, variable thereafter), 8.88%, 01/29/2025(a)(b)(d)	192,080

			1,257,836

NETHERLANDS - 0.9%
USD	160	Cimpress NV, 7.00%, 06/15/2021(a)(b)	156,000
EUR	100	InterXion Holding, 4.75%, 06/15/2021(a)(b)	119,851
USD	410	Ziggo BV, 5.50%, 01/15/2022(a)(b)	387,450

			663,301

NIGERIA - 1.2%
USD	200	IHS Netherlands Holdco BV, 9.50%, 03/04/2019(a)(b)	205,932
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 04/01/2020(a)(b)	224,400
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022(a)	425,704

			856,036

OMAN - 0.3%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	216,747

RUSSIA - 2.1%
USD	301	Evraz Group SA, 5.38%, 03/20/2023(a)	300,744
USD	230	Gazprom OAO Via Gaz Capital SA, 4.95%, 03/23/2027(a)	225,124
USD	300	Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/2021(a)	311,550
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	210,342
USD	380	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/2025(a)	398,901

			1,446,661

SINGAPORE - 0.8%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable thereafter), 4.52%, 12/11/2023(a)(b)	204,674

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	200	Parkway Pantai Ltd.,, 4.25%, 07/27/2022(a)(b)(d)	$188,800
USD	200	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(i)	198,110

			591,584

SOUTH AFRICA - 0.3%
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2020(a)(b)	214,120

SPAIN - 0.3%
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, 03/04/2019(a)(b)	106,448
EUR	100	Codere Finance 2 Luxembourg SA,, 6.75%, 03/04/2019(a)(b)	106,448

			212,896

THAILAND - 0.6%
USD	200	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022(a)	202,831
USD	200	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	208,962

			411,793

TUNISIA - 0.6%
USD	450	Banque Centrale de Tunisie International Bond, 5.75%, 01/30/2025(a)	390,337

TURKEY - 1.4%
USD	600	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/2023(a)	577,336
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(a)	186,966
USD	200	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable thereafter), 13.88%, 01/15/2024(a)(b)(d)	209,630

			973,932

UKRAINE - 1.2%
USD	220	Metinvest BV, 8.50%, 01/23/2026(a)(b)	207,900
USD	243	MHP Lux SA, 6.95%, 04/03/2026(a)	217,485
USD	210	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022(a)(b)(g)	209,475
UAH	6,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021(a)	194,213

			829,073

UNITED ARAB EMIRATES - 0.3%
USD	200	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(b)(d)(i)	192,032

UNITED KINGDOM - 4.9%
EUR	200	Barclays PLC, (fixed rate to 09/15/2019, variable thereafter), 6.50%, 09/15/2019(b)(d)	230,946
GBP	110	Cabot Financial Luxembourg SA, 6.50%, 02/11/2019(a)(b)	142,108
EUR	130	Corral Petroleum Holdings AB, 11.75%, 05/15/2019(a)(b)(h)	158,886
GBP	110	CYBG PLC, (fixed rate to 02/08/2021, variable thereafter), 5.00%, 02/08/2021(a)(b)(i)	141,571
GBP	200	CYBG PLC, (fixed rate to 12/08/2022, variable thereafter), 8.00%, 12/08/2022(a)(b)(d)(i)	242,318
USD	200	HSBC Holdings PLC, (fixed rate to 09/17/2024, variable thereafter), 6.38%, 09/17/2024(b)(d)	196,500
GBP	100	Lloyds Bank PLC, (fixed rate to 01/22/2029, variable thereafter), 13.00%, 01/22/2029(b)(d)(i)	214,986
GBP	300	Moto Finance PLC, 4.50%, 03/15/2019(a)(b)	379,905
GBP	185	Paragon Banking Group PLC (The), (fixed rate to 09/09/2021, variable thereafter), 7.25%, 09/09/2021(a)(b)(i)	251,524
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025	205,949
GBP	235	Pinewood Finance Co. Ltd., 3.75%, 12/01/2019(a)(b)	305,154
GBP	135	Pinnacle Bidco PLC, 6.38%, 02/15/2021(a)(b)	177,919
GBP	100	Pizzaexpress Financing 2 PLC, 6.63%, 02/11/2019(a)(b)	110,173
GBP	200	RAC Bond Co. PLC, 5.00%, 07/14/2019(a)(b)	233,623
GBP	100	TalkTalk Telecom Group PLC, 5.38%, 03/04/2019(a)(b)	130,650

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GBP	207	Virgin Media Secured Finance PLC, 5.50%, 02/14/2019(a)(b)	$274,895

			3,397,107

UNITED STATES - 24.4%
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021(a)(b)	236,213
EUR	200	Adient Global Holdings Ltd., 3.50%, 05/15/2024(a)(b)	172,725
EUR	120	Alliance Data Systems Corp., 5.25%, 03/01/2019(a)(b)	138,554
USD	123	Alliance Data Systems Corp., 5.88%, 03/04/2019(a)(b)	123,923
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019(b)	247,469
USD	148	Apergy Corp., 6.38%, 05/01/2021(b)	145,595
USD	138	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 03/04/2019(b)	137,310
USD	120	Banff Merger Sub, Inc., 9.75%, 09/01/2021(a)(b)	114,300
USD	298	Bank of America Corp., (fixed rate to 09/05/2024, variable thereafter), 6.25%, 09/05/2024(b)(d)(i)	313,794
USD	270	Bausch Health Cos, Inc., 7.00%, 03/15/2020(a)(b)	283,662
EUR	120	Bausch Health Cos. Inc., 4.50%, 03/01/2019(a)(b)	135,824
USD	30	Berry Global, Inc., 4.50%, 02/15/2021(a)(b)	28,275
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021 (b)	244,800
USD	122	Bruin E&P Partners LLC, 8.88%, 08/01/2020(a)(b)	116,129
USD	225	Builders FirstSource, Inc., 5.63%, 09/01/2019(a)(b)	214,594
USD	150	Calpine Corp., 5.25%, 06/01/2021(a)(b)	142,500
USD	525	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021(a)(b)	532,875
USD	230	Century Communities, Inc., 5.88%, 07/15/2020(b)	211,600
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	100,905
USD	292	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2020(a)(b)	279,590
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024(b)	393,994
USD	39	Cheniere Energy Partners LP, 5.25%, 10/01/2020(b)	39,195
USD	140	Chesapeake Energy Corp., 8.00%, 01/15/2020(b)	140,874
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(b)	243,840
USD	143	Commercial Metals Co., 5.75%, 04/15/2021(b)	135,493
USD	195	Consolidated Communications, Inc., 6.50%, 03/04/2019(b)	178,425
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024(a)(b)	315,779
USD	200	CSC Holdings LLC, 6.50%, 02/01/2024(a)(b)	202,625
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020(a)(b)	230,538
USD	145	CyrusOne LP / CyrusOne Finance Corp., 5.38%, 03/15/2022(b)	145,362
USD	76	Dell International LLC / EMC Corp., 5.88%, 02/15/2019(a)(b)	77,240
USD	165	Dell International LLC / EMC Corp., 6.02%, 03/15/2026(a)(b)	172,584
USD	135	Encompass Health Corp., 5.13%, 03/04/2019(b)	135,803
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021(a)(b)	112,215
USD	210	Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/2020(a)(b)	210,000
USD	220	First Data Corp., 5.75%, 02/11/2019(a)(b)	226,187
USD	18	GCI LLC, 6.88%, 04/15/2020(b)	17,865
USD	322	Goldman Sachs Group, Inc. (The), (fixed rate to 05/10/2020, variable thereafter), 5.38%, 05/10/2020(b)(d)(i)	322,805
USD	111	Goodyear Tire & Rubber Co. (The), 5.13%, 03/04/2019(b)	110,723
USD	193	Graham Holdings Co., 5.75%, 06/01/2021(a)(b)	199,755
USD	125	Gray Television, Inc., 7.00%, 05/15/2022(a)(b)	129,425
USD	20	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2019(a)(b)	20,200
USD	125	Harland Clarke Holdings Corp., 6.88%, 03/04/2019(a)(b)	123,750
USD	125	Harland Clarke Holdings Corp., 8.38%, 03/04/2019(a)(b)	117,188
USD	140	HCA, Inc., 5.25%, 12/15/2025(b)	146,912
USD	299	HCA, Inc., 5.88%, 08/15/2025(b)	315,445
USD	10	HCA, Inc., 5.88%, 08/01/2028(b)	10,475

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	115	HCA, Inc., 7.50%, 02/15/2022	$125,925
USD	118	Herc Rentals, Inc., 7.75%, 06/01/2019(a)(b)	125,670
USD	255	Iron Mountain, Inc., 5.25%, 12/27/2022(a)(b)	237,150
USD	200	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 07/15/2020(a)(b)	200,500
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable thereafter), 4.63%, 11/01/2022(b)(d)	165,969
USD	60	Lennar Corp., 4.50%, 01/31/2024(b)	58,950
USD	185	Lennar Corp., 4.88%, 09/15/2023(b)	185,000
USD	312	Level 3 Financing, Inc., 5.13%, 03/04/2019(b)	309,270
USD	185	Level 3 Financing, Inc., 5.38%, 05/01/2020(b)	182,687
USD	170	MDC Holdings, Inc., 6.00%, 10/15/2042(b)	140,675
USD	203	Meredith Corp., 6.88%, 02/01/2021(a)(b)	209,090
USD	161	MGM Resorts International, 4.63%, 06/01/2026(b)	151,340
USD	190	Morgan Stanley, (fixed rate to 07/15/2020, variable thereafter), 5.55%, 07/15/2020(b)(d)(i)	190,950
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021(a)(b)	127,090
USD	53	MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2022(b)	51,596
USD	170	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 03/04/2019(b)	167,450
USD	329	New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2019(a)(b)	329,000
USD	53	Nine Energy Service, Inc., 8.75%, 11/01/2020(a)(b)	53,133
USD	150	Novelis Corp., 5.88%, 09/30/2021(a)(b)	144,750
USD	165	NRG Energy, Inc., 6.25%, 05/01/2019(b)	170,775
USD	80	NRG Energy, Inc., 7.25%, 05/15/2021(b)	86,464
USD	68	Oasis Petroleum, Inc., 6.88%, 03/04/2019(b)	67,830
USD	182	Oasis Petroleum, Inc., 6.88%, 03/04/2019(b)	180,407
USD	170	Pitney Bowes, Inc., 3.88%, 09/01/2021(b)	166,175
USD	80	Pitney Bowes, Inc., 4.38%, 04/15/2022(b)	74,820
USD	167	Post Holdings, Inc., 5.00%, 08/15/2021(a)(b)	157,848
USD	155	Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/2020(a)(b)	143,763
USD	49	Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/2020(a)(b)	47,101
USD	199	Rite Aid Corp., 6.13%, 03/04/2019(a)(b)	167,906
USD	145	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.13%, 03/04/2019(a)(b)	144,637
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024(b)	406,273
USD	195	Sanchez Energy Corp., 6.13%, 03/04/2019(b)	34,125
USD	210	Sirius XM Radio, Inc., 6.00%, 07/15/2019(a)(b)	218,137
USD	150	Six Flags Entertainment Corp., 4.88%, 07/31/2019(a)(b)	148,500
USD	72	Sprint Corp., 7.63%, 11/01/2025(b)	74,790
USD	289	Sprint Corp., 7.88%, 09/15/2023	307,062
USD	120	State Street Corp., 3.79%, 03/04/2019 (b)(c)	92,100
USD	140	T-Mobile USA, Inc., 6.50%, 01/15/2021(b)	148,050
USD	22	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2022(a)(b)	22,687
USD	200	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/2020(a)(b)	197,500
USD	309	Tenet Healthcare Corp., 4.63%, 07/15/2020(b)	302,659
USD	65	Tenet Healthcare Corp., 6.25%, 02/01/2022(a)(b)	65,406
USD	55	TransDigm, Inc., 6.00%, 03/04/2019(b)	55,413
USD	141	Transocean Guardian Ltd., 5.88%, 07/15/2021(a)(b)	142,459
USD	187	Valvoline, Inc., 5.50%, 07/15/2019(b)	189,805
USD	215	Viking Cruises Ltd., 6.25%, 05/15/2020(a)(b)	215,000
USD	278	Vistra Energy Corp., 7.63%, 11/01/2019(b)	295,375
USD	191	WMG Acquisition Corp., 5.63%, 03/01/2019(a)(b)	192,910
USD	68	WPX Energy, Inc., 5.75%, 06/01/2021(b)	67,660

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	115	WPX Energy, Inc., 8.25%, 06/01/2023(b)	$127,938
USD	120	WR Grace & Co-Conn, 5.13%, 10/01/2021(a)	123,300
USD	115	Wyndham Destinations, Inc., 5.40%, 02/01/2024(b)	111,263
USD	110	Wyndham Destinations, Inc., 6.35%, 07/01/2025(b)	109,725
USD	144	Xerox Corp., 3.63%, 02/15/2023(b)	137,160
USD	340	Zayo Group LLC / Zayo Capital Inc, 6.38%, 05/15/2020(b)	331,925

			17,076,477

ZAMBIA - 0.3%
USD	230	First Quantum Minerals Ltd., 7.50%, 04/01/2020(a)(b)	214,331

Total Corporate Bonds - 64.9% (cost $47,386,818)			45,447,234

GOVERNMENT BONDS - 64.3%
ANGOLA - 0.7%
USD	430	Angolan Government International Bond, 9.38%, 05/08/2048(a)	453,315

ARGENTINA - 2.9%
ARS	23,444	Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 56.47%, 06/21/2020(c)	690,317
USD	280	Argentine Republic Government International Bond, 5.63%, 01/26/2022	254,100
USD	1,090	Argentine Republic Government International Bond, 6.88%, 01/26/2027	922,696
USD	203	Argentine Republic Government International Bond, 8.28%, 12/31/2033(b)(g)	174,834

			2,041,947

AUSTRALIA - 10.0%
AUD	3,500	Queensland Treasury Corp., 3.25%, 07/21/2028(a)	2,643,868
AUD	5,300	Treasury Corp. of Victoria, 6.00%, 10/17/2022	4,390,042

			7,033,910

BAHRAIN - 0.3%
USD	220	Bahrain Government International Bond, 7.00%, 01/26/2026(a)	232,593

BRAZIL - 2.5%
BRL	1,200	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	352,688
BRL	2,430	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2021	699,801
USD	210	Brazilian Government International Bond, 2.63%, 01/05/2023	201,600
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	470,000

			1,724,089

COLOMBIA - 0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(b)	206,000
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	152,700

			358,700

COSTA RICA - 0.9%
USD	480	Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	442,800
USD	230	Costa Rica Government International Bond, 7.16%, 03/12/2045(a)	207,862

			650,662

DOMINICAN REPUBLIC - 1.3%
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(a)(b)(g)	217,594
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(a)	108,000
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(a)(b)(g)	614,005

			939,599

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
ECUADOR - 1.3%
USD	630	Ecuador Government International Bond, 8.75%, 06/02/2023(a)	$624,141
USD	291	Ecuador Government International Bond, 10.75%, 01/31/2029(a)	296,907

			921,048

EGYPT - 0.8%
USD	640	Egypt Government International Bond, 7.90%, 02/21/2048(a)	589,160

EL SALVADOR - 1.0%
USD	260	El Salvador Government International Bond, 5.88%, 01/30/2025(a)	247,411
USD	440	El Salvador Government International Bond, 7.65%, 06/15/2035(a)	440,000

			687,411

GHANA - 1.7%
GHS	1,700	Ghana Government Bond, 21.50%, 03/09/2020	349,498
USD	420	Ghana Government International Bond, 7.63%, 05/16/2029(a)(b)(g)	399,441
USD	430	Ghana Government International Bond, 8.13%, 01/18/2026(a)(b)(g)	436,523

			1,185,462

INDONESIA - 4.1%
USD	940	Indonesia Government International Bond, 4.13%, 01/15/2025(a)	945,098
USD	800	Indonesia Government International Bond, 5.13%, 01/15/2045(a)	829,266
IDR	8,400,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	553,237
IDR	1,300,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	80,572
IDR	1,000,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	60,619
IDR	5,700,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	413,696

			2,882,488

IRAQ - 0.7%
USD	330	Iraq International Bond, 5.80%, 03/17/2019(a)(b)	312,012
USD	200	Iraq International Bond, 6.75%, 03/09/2023(a)	199,392

			511,404

KAZAKHSTAN - 2.0%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(a)	529,256
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045(a)	849,357

			1,378,613

KENYA - 1.2%
USD	420	Kenya Government International Bond, 6.88%, 06/24/2024(a)	419,118
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048(a)	394,190

			813,308

MALAYSIA - 2.2%
MYR	400	Malaysia Government Bond, 3.44%, 02/15/2021	97,454
MYR	900	Malaysia Government Bond, 3.49%, 03/31/2020	219,721
MYR	600	Malaysia Government Bond, 3.62%, 11/30/2021	146,556
MYR	2,700	Malaysia Government Bond, 3.73%, 06/15/2028	641,507
MYR	1,000	Malaysia Government Bond, 4.05%, 09/30/2021	246,776
MYR	800	Malaysia Government Bond, 4.74%, 03/15/2046	193,208

			1,545,222

MEXICO - 1.5%
MXN	4,600	Mexican Bonos, 5.75%, 03/05/2026	206,952
MXN	8,000	Mexican Bonos, 8.00%, 06/11/2020	416,796

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	400	Mexico Government International Bond, 3.50%, 01/21/2021	$400,592

			1,024,340

NEW ZEALAND - 10.4%
NZD	3,800	New Zealand Government Bond, 4.50%, 04/15/2027(a)	3,104,079
NZD	6,000	New Zealand Government Bond, 5.00%, 03/15/2019(a)	4,163,093

			7,267,172

NIGERIA - 2.0%
NGN	326,000	Nigeria Government Bond, 12.50%, 01/22/2026	796,809
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030(a)	191,916
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047(a)	187,652
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032(a)	198,620

			1,374,997

OMAN - 0.3%
USD	230	Oman Government International Bond, 6.75%, 01/17/2048(a)	195,974

PARAGUAY—0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(a)	206,000

PERU - 1.0%
PEN	805	Peru Government Bond, 6.15%, 08/12/2032(a)	245,190
PEN	1,450	Peruvian Government International Bond, 6.95%, 08/12/2031(a)	473,716

			718,906

PHILIPPINES - 1.9%
PHP	2,640	Philippine Government Bond, 5.50%, 03/08/2023	49,469
PHP	7,930	Philippine Government Bond, 5.75%, 04/12/2025	148,115
PHP	49,990	Philippine Government Bond, 6.25%, 03/22/2028	949,221
PHP	6,900	Philippine Government Bond, 6.88%, 01/10/2029	136,953
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	40,788

			1,324,546

POLAND - 0.6%
PLN	1,400	Republic of Poland Government Bond, 4.00%, 10/25/2023	409,048

QATAR - 0.3%
USD	217	Qatar Government International Bond, 5.10%, 04/23/2048(a)	232,794

ROMANIA - 1.9%
USD	1,260	Romanian Government International Bond, 4.88%, 01/22/2024(a)	1,307,527

RUSSIA - 1.7%
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	385,804
RUB	25,200	Russian Federal Bond - OFZ, 8.15%, 02/03/2027	390,317
USD	400	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026(a)	407,360

			1,183,481

RWANDA - 0.8%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(a)	353,321
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023(a)	201,898

			555,219

SAUDI ARABIA - 0.3%
USD	210	Saudi Government International Bond, 4.38%, 04/16/2029(a)	213,843

SENEGAL - 0.5%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(a)	356,235

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
SOUTH AFRICA - 2.6%
ZAR	8,150	Republic of South Africa Government Bond, 10.50%, 12/21/2026	$679,466
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,018,752
USD	100	Republic of South Africa Government International Bond, 6.25%, 03/08/2041	103,169

			1,801,387

SRI LANKA - 0.2%
LKR	5,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	27,549
LKR	10,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	56,215
LKR	15,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	85,328

			169,092

SURINAME - 0.3%
USD	200	Republic of Suriname, 9.25%, 10/26/2026(a)	189,600
TANZANIA - 0.1%
USD	67	Tanzania Government International Bond, 8.54%, 03/09/2020(a)(b)(c)(g)	67,712
TURKEY - 1.7%
TRY	4,900	Turkey Government Bond, 8.80%, 09/27/2023	756,815
USD	430	Turkey Government International Bond, 6.00%, 03/25/2027	414,131

			1,170,946

UKRAINE - 1.1%
USD	860	Ukraine Government International Bond, 7.75%, 09/01/2025(a)	789,420

URUGUAY - 0.7%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(b)(g)	51,450
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(b)(g)	197,100
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	224,186

			472,736

Total Government Bonds - 64.3% (cost $46,556,537)			44,979,906

COMMON STOCKS - 0.0%
UNITED STATES - 0.0%
USD	657	Cenveo Enterprises, Inc.(f)(j)(k)(l)	9,855

			9,855

Shares or Principal Amount			Value
SHORT-TERM INVESTMENT - 5.1%
UNITED STATES - 5.1%
USD	3,599,612	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(m)	3,599,612

Total Short-Term Investment - 5.1% (cost $3,599,612)			3,599,612

Total Investments - 134.3% (cost $97,560,377)			94,036,607

Liabilities in Excess of Other Assets - (34.3)%			(24,022,193)

Net Assets - 100.0%			$70,014,414

(a)	Denotes a restricted security.
(b)	The maturity date presented for these instruments represents the next call/put date.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

(c)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	Security is in default.
(f)	Illiquid security.
(g)	Sinkable security.
(h)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(i)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(j)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(k)	Security is Delisted.
(l)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

EUR	-	Euro Currency

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RUB	-	New Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukraine hryvna

USD	-	U.S. Dollar

ZAR	-	South African Rand

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
02/21/2019	Deutsche Bank AG	BRL	1,506,000	USD	407,534	$412,555	$5,021
British Pound/United States Dollar
02/28/2019	Barclays Bank plc	GBP	4,000	USD	5,112	5,253	141
02/28/2019	Citibank N.A.	GBP	41,000	USD	52,304	53,838	1,534
02/28/2019	HSBC Bank USA	GBP	20,000	USD	25,624	26,263	639

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
02/28/2019	JPMorgan Chase Bank N.A.	GBP	13,000	USD	16,451	$17,071	$620
04/11/2019	UBS AG	GBP	25,000	USD	32,449	32,901	452
Chinese Renminbi/United States Dollar
04/11/2019	UBS AG	CNY	1,375,520	USD	200,000	205,149	5,149
Chinese Yuan Renminbi Offshore/United States Dollar
04/11/2019	Citigroup Global Markets Limited	CNH	12,244,239	USD	1,788,002	1,826,131	38,129
Euro/United States Dollar
02/14/2019	Citibank N.A.	EUR	49,000	USD	55,948	56,132	184
02/14/2019	HSBC Bank USA	EUR	231,000	USD	264,974	264,622	(352)
02/14/2019	JPMorgan Chase Bank N.A.	EUR	20,000	USD	22,939	22,911	(28)
04/11/2019	Citibank N.A.	EUR	191,000	USD	218,348	219,869	1,521
Indonesian Rupiah/United States Dollar
04/12/2019	Royal Bank of Canada	IDR	7,075,000,000	USD	500,000	504,348	4,348
Malaysian Ringgit/United States Dollar
03/14/2019	HSBC Bank USA	MYR	411,650	USD	100,000	100,432	432
Mexican Peso/United States Dollar
04/11/2019	Citibank N.A.	MXN	7,861,000	USD	404,022	407,057	3,035
Singapore Dollar/United States Dollar
02/28/2019	Citibank N.A.	SGD	888,917	USD	650,000	660,683	10,683
02/28/2019	UBS AG	SGD	1,950,000	USD	1,423,509	1,449,328	25,819
South Korean Won/United States Dollar
03/07/2019	Royal Bank of Canada	KRW	2,386,285,000	USD	2,150,000	2,147,871	(2,129)
Thai Baht/United States Dollar
03/22/2019	Citibank N.A.	THB	54,600,000	USD	1,675,355	1,749,368	74,013

						$10,161,782	$169,211

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/15/2019	UBS AG	USD	4,486,655	AUD	6,200,000	$4,507,424	$(20,769)
United States Dollar/Brazilian Real
02/21/2019	UBS AG	USD	951,566	BRL	3,615,000	990,295	(38,729)
United States Dollar/British Pound
02/28/2019	JPMorgan Chase Bank N.A.	USD	3,519,158	GBP	2,746,000	3,605,848	(86,690)
United States Dollar/Chinese Yuan Renminbi Offshore
04/11/2019	UBS AG	USD	70,000	CNH	477,269	71,181	(1,181)
United States Dollar/Euro
02/14/2019	HSBC Bank USA	USD	4,650,014	EUR	4,092,000	4,687,587	(37,573)
United States Dollar/Indian Rupee
03/29/2019	HSBC Bank USA	USD	900,000	INR	64,422,090	902,095	(2,095)
United States Dollar/Indonesian Rupiah
04/12/2019	Citibank N.A.	USD	500,000	IDR	7,202,000,000	513,402	(13,402)
United States Dollar/Malaysian Ringgit
03/14/2019	STANDARD CHARTERED BANK	USD	245,365	MYR	1,027,613	250,710	(5,345)
United States Dollar/Mexican Peso
04/11/2019	Deutsche Bank AG	USD	578,880	MXN	11,488,000	594,870	(15,990)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/New Taiwan Dollar
03/08/2019	UBS AG	USD	300,000	TWD	9,186,000	$299,824	$176
United States Dollar/New Zealand Dollar
03/15/2019	UBS AG	USD	1,924,051	NZD	2,800,000	1,936,990	(12,939)
United States Dollar/Philippine Peso
04/29/2019	HSBC Bank USA	USD	200,000	PHP	10,552,800	201,397	(1,397)
04/29/2019	ROYAL BANK OF CANADA (UK)	USD	525,000	PHP	27,660,675	527,894	(2,894)
United States Dollar/Singapore Dollar
02/28/2019	UBS AG	USD	120,000	SGD	162,220	120,569	(569)
United States Dollar/South African Rand
04/11/2019	UBS AG	USD	406,816	ZAR	5,810,000	434,719	(27,903)
United States Dollar/South Korean Won
03/07/2019	HSBC Bank USA	USD	130,000	KRW	145,320,500	130,802	(802)
03/07/2019	UBS AG	USD	100,000	KRW	111,710,000	100,549	(549)
United States Dollar/Thai Baht
03/22/2019	UBS AG	USD	90,000	THB	2,868,516	91,906	(1,906)

						$19,968,062	$(270,557)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	12,100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	$—	$78,955
USD	16,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	—	257,120

							$—	$336,075

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2019

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Fixed Income Investments
Corporate Bonds	$—	$45,447,234	$—	$45,447,234
Government Bonds	—	44,979,906	—	44,979,906

Total Fixed Income Investments	—	90,427,140	—	90,427,140

Common Stocks	—	—	9,855	9,855
Short-Term Investment	3,599,612	—	—	3,599,612

Total Investments	$3,599,612	$90,427,140	$9,855	$94,036,607

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$336,075	$—	$336,075
Forward Foreign Currency Exchange Contracts	—	172,295	—	172,295

Total Other Financial Instruments	$—	$508,370	$—	$508,370

Total Assets	$3,599,612	$90,935,510	$9,855	$94,544,977

Liabilities Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(273,641)	$—	$(273,641)

Total Liabilities	$—	$(273,641)	$—	$(273,641)

Amounts listed as “—” are $0 or round to $0.

During the fiscal period ended January 31, 2019, there have been no transfers between levels and no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the fiscal year in relation to net assets were not significant (less than 0.02% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented. The valuation technique used at January 31, 2019 was an independent evaluated price on the debt security prior to restructure.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2019

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2019